Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL REPORT

November 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report for Federated Intermediate Municipal Trust. This report covers the six-month period from June 1, 2000 through November 30, 2000. It begins with an investment review, which is a brief commentary on the municipal market and fund strategy from the portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

The fund pursues monthly income that is free from federal regular income tax by investing in a portfolio of intermediate-term securities issued by municipalities across the United States.1

Over the six-month reporting period, the fund delivered an attractive 5.61% total return and paid dividends totaling $0.251 per share.2 The fund's net asset value increased from $9.87 to $10.17 during the reporting period. Net assets totaled $171.8 million at the end of the reporting period.

Thank you for relying on the tax-free earning power of Federated Intermediate Municipal Trust to help you keep more of what you earn. We will continue to keep you up to date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2001

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

What is your review of the municipal bond marketplace over the reporting period?

The municipal bond market continued to perform well on an after tax basis relative to the taxable fixed income markets. A combination of increased equity market volatility, a limited supply of municipal bonds and bond friendly economic reports provided the fixed income markets with the raw material to post better return numbers than the domestic equity markets. Important determinants of the municipal bond market's favorable to relative returns were strong demand among retail investors and limited new issuance of municipal bonds; such factors helped to provide a level of scarcity value for municipal debt across most of the country. The slope of the municipal yield curve continued to be biased toward flattening as a result of increased demand for intermediate and long maturity bonds. Credit quality in the high-grade sector continued to benefit from the strong national economy, and the ratio of upgrades to downgrades by the major rating agencies was still strongly positive.

How has the fund performed with respect to the average annual total return and income for the reporting period?

For the six-month period ended November 30, 2000, the fund produced an average annual total return of 5.61% based on net asset value. The income on the fund was competitive during the reporting period. The fund's 30-day current net yield, or SEC yield, on November 30, 2000 was 4.61%.1 The yield represents a decrease from the 5.00% SEC yield at the beginning of the period.

What accounted for the fund's performance?

The fund's performance was driven by its longer effective duration2 which was +110% of its benchmark, the Lehman Brothers 7-Year Municipal Index.3 Positive performance came from holding 10 and 15-year maturity bonds with good call protection, which had favorable convexity advantages. The fund's overweighting in insured bonds also aided returns thanks to strong performance by the sector over the reporting period.

1 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 The Lehman Brothers Municipal Index/7-Year is an unmanaged index of municipal bonds with a minimum credit rating of at least Baa, which were issued after January 1, 1991, as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 4-6 years. As of January 1996, the index also included zero coupon bonds and bonds subject to the alternative minimum tax. The index is unmanaged, and investments cannot be made in an index.

Holding bonds with the appropriate structure to take advantage of the current market conditions was the most important determining factor of relative performance. A flattening yield curve, strong retail demand in intermediate maturities, and intermittent credit spread widening combined to make high grade, long and intermediate maturity discount coupon securities the structure of choice for relative outperformance. Credit spreads in the healthcare sector, although they have stabilized, did not begin to recover from the significant spread widening that occurred over the previous six months. The most important factor that impacted the market was the reduction in the amount of bonds issued from January 2000 through November 2000. The issuance of municipal bonds has declined by 15% compared with the same period in 1999. The demand for municipal bonds remained strong, which contributed to solid relative price performance.

What kind of environment do you see ahead for municipal bonds?

The technical market conditions are still in place for the municipal bond market to continue its streak of good performance relative to other fixed income alternatives. Supply estimates for the year ending December 2000 have been reduced to around the $180 billion range. A change in the level of refunding issuance is not expected with the generally low interest rate environment and few bonds in the market place that have the potential of being refunded. Demand is also expected to remain strong among retail buyers, which have been the most important participants in the municipal bond market over the last two years. Demand has been especially strong for municipal bonds in the states that have benefited most from the high technology boom, such as California, New York and Massachusetts.

Portfolio of Investments

November 30, 2000 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.9%[2]
		Alabama--2.2%
$4,000,000		Hoover, AL, IDRBs (Series 1998) 4.95% (Cricket Development Co.)/ (Protective Life Corp. GTD) 12/1/2011	NR		$3,768,200

		Alaska--2.4%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A) 5.65% (MBIA INS) 12/1/2012	AAA		4,095,920

		Arizona--2.4%
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1) 5.50%, 5/1/2012	Aaa		1,855,836
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1) 5.60%, 5/1/2013	Aaa		2,271,588

		TOTAL			4,127,424

		Colorado--0.6%
935,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3) 6.75%, 5/1/2017	Aa2		990,081

		District of Columbia--1.8%
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS) 10/1/2017	AAA		3,091,260

		Florida--3.5%
3,000,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 6.00% (Florida State) 6/1/2001	AA+		3,024,720
2,000,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds (Series C) 6.25% (Florida State) 6/1/2001	AAA+		2,018,740
970,000		Lee County, FL, HFA, SFM Revenue Bonds (Series 1998A-2) 6.30% (GNMA COL) 3/1/2029	Aaa		998,276

		TOTAL			6,041,736

		Georgia--0.6%
1,000,000		Georgia Municipal Electric Authority, Revenue Bonds (Series U) 6.60%, 1/1/2001	A		1,001,810

		Hawaii--0.6%
1,000,000		Hawaii State, UT GO Bonds (Series BU) 5.85% (Original Issue Yield: 5.95%) 11/1/2001	A+		1,013,140

		Idaho--0.4%
705,000		Idaho Housing Agency, SFM Revenue Bonds (Series D-2) 5.25%, 7/1/2011	A1		694,848

		Illinois--4.0%
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A) 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%) 8/15/2011	AA		1,344,924
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Illinois--continued
$2,540,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series B) 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%) 8/15/2011	AA		$2,571,902
3,000,000		Illinois Municipal Electric Agency, Power Supply System Revenue Bonds (Series A) 6.20% (AMBAC INS) 2/1/2001	AAA		3,009,060

		TOTAL			6,925,886

		Indiana--3.6%
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A) 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%) 2/15/2010	AA		4,890,000
1,400,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital)/(Original Issue Yield: 5.45%) 2/15/2018	A		1,238,048

		TOTAL			6,128,048

		Kansas--1.6%
685,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2) 6.50% (GNMA COL) 12/1/2016	Aaa		709,790
1,810,000		Sedgwick & Shawnee Counties, KS, Revenue Bonds (Series 1997A-2) 6.70% (GNMA COL) 6/1/2029	Aaa		2,046,839

		TOTAL			2,756,629

		Kentucky--0.6%
1,000,000		Ashland, KY, Pollution Control Refunding Revenue Bonds, 5.70% (Ashland, Inc.) 11/1/2009	Baa2		1,006,200

		Louisiana--0.6%
1,000,000		Lake Charles, LA, Harbor & Terminal District, Revenue Bonds, 5.50% (Reynolds Metals Co.) 5/1/2006	A+		1,003,020

		Massachusetts--3.4%
2,000,000		Massachusetts Bay Transportation Authority, Assessment Bonds (Series 2000A) 5.75%, 7/1/2015	AAA		2,096,740
1,210,000		Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds (Series 1998B) 5.35% (Ogden Haverhill) 12/1/2015	BBB		1,077,602
1,000,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 5) 5.50%, 8/1/2013	AAA		1,037,500
1,500,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 5) 5.50%, 8/1/2014	AAA		1,549,290

		TOTAL			5,761,132

		Michigan--12.2%
1,785,000		Kent County, MI, Airport Revenue Bonds (Series 1998) 4.90% (Kent County International Airport)/(MBIA INS)/(Original Issue Yield: 4.93%) 1/1/2014	AAA		1,666,797
2,610,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Drinking Water Revolving Fund) 10/1/2014	AA+		2,749,035
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Michigan--continued
$5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A) 6.00% (Ascension Health Credit Group) 11/15/2011	AAA		$5,329,750
4,000,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series 1998A) 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%) 6/1/2013	A1		3,678,920
3,605,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series B) 5.65% (MBIA INS) 4/1/2007	AAA		3,738,169
3,705,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series B) 5.65% (MBIA INS) 10/1/2007	AAA		3,845,197

		TOTAL			21,007,868

		Missouri--7.5%
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series A) 6.00% (BJC Health System)/ (Original Issue Yield: 6.05%) 5/15/2005	AA		5,294,650
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series A) 6.10% (BJC Health System)/ (Original Issue Yield: 6.15%) 5/15/2006	AA		5,328,400
1,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1998) 5.10% (Lake of the Ozarks General Hospital, Inc.)/(Original Issue Yield: 5.28%) 2/15/2018	AA		932,490
1,335,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B) 5.20%, 9/1/2012	AAA		1,325,855

		TOTAL			12,881,395

		Nevada--1.1%
2,000,000		Reno, NV, Hospital Revenue Bonds (Series 1998A) 5.00% (St. Mary's Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 5.24%) 5/15/2018	AAA		1,863,560

		New Hampshire--1.5%
2,555,000		New Hampshire State, UT GO Bonds (Series A) 6.40%, 6/15/2001	AA+		2,583,054

		New Jersey--2.4%
4,000,000		New Jersey EDA, Transportation Project Sublease Revenue Bonds (Series 1999A) 5.75% (New Jersey Transit Corporation Light Rail Transit System Projects) 5/1/2013	AAA		4,213,760

		New York--7.5%
4,500,000		New York City, NY, UT GO Bonds (Series 1999G) 6.00%, 10/15/2007	AAA		4,871,565
2,500,000		New York State Environmental Facilities Corp., State Water Pollution Control Bonds (Series 1994E) 6.15% (Original Issue Yield: 6.25%) 6/15/2004	AA+		2,639,875
4,000,000		New York State Thruway Authority, Highway & Bridge Fund Revenue Bonds (Series B) 5.625% (Original Issue Yield: 5.75%) 4/1/2005	AAA		4,180,800
1,250,000		Suffolk County, NY, IDRBs (Series 1998) 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%) 1/1/2013	NR		1,119,875

		TOTAL			12,812,115

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		North Carolina--4.5%
$2,080,000		Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.90% (Original Issue Yield: 5.95%) 1/1/2002	AA		$2,112,656
1,275,000		Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.90% (Original Issue Yield: 5.95%) 1/1/2002	AA		1,295,617
2,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%) 1/1/2004	BBB+		2,052,420
2,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 7.25% (Catawba Electric) 1/1/2007	BBB+		2,202,360

		TOTAL			7,663,053

		Ohio--1.9%
3,195,000		Lucas County, OH, Hospital Revenue Refunding Bonds (Series 1996) 5.50% (ProMedica Healthcare Obligated Group)/(MBIA INS)/(Original Issue Yield: 5.75%) 11/15/2008	AAA		3,353,280

		Oklahoma--0.6%
1,000,000		Tulsa, OK, Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000B) 6.00% TOBs (American Airlines, Inc.) Mandatory Tender 12/1/2008	BBB-		1,001,320

		Pennsylvania--4.8%
975,000	[3]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999) 6.00% (AFCO Cargo PIT LLC Project) 9/1/2009	NR		912,463
1,000,000		New Wilmington, PA, Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%) 3/1/2018	Baa1		907,720
5,000,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A) 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%) 5/15/2012	AA-		4,619,100
2,000,000		Philadelphia, PA, IDA, Airport Revenue Bonds (Series 1998A) 5.00% (Philadelphia Airport System)/(FGIC INS)/(Original Issue Yield: 5.25%) 7/1/2015	AAA		1,897,600

		TOTAL			8,336,883

		Rhode Island--0.6%
1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series) 5.75% (Providence Place Mall Project)/(Asset Guaranty INS) 7/1/2010	AA		1,039,140

		South Carolina--1.9%
3,090,000		South Carolina State Public Service Authority, Revenue Obligations (Series 1999A) 5.625% (Santee Cooper) 1/1/2013	AAA		3,217,772

		Tennessee--2.4%
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A) 5.50%, 4/1/2017	AA+		4,065,360

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Texas--8.2%
$2,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corporation, Refunding Revenue Bonds (Series 2000C) 6.15% TOBs (American Airlines, Inc.) Mandatory Tender 11/1/2007	BBB-		$2,023,320
2,350,000		Harrison County, TX, Health Facilities Development Corp., Hospital Revenue Bonds (Series 1998) 5.50% (Marshall Regional Medical Center)/(American Capital Access INS)/(Original Issue Yield: 5.52%) 1/1/2018	A		2,197,955
3,760,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B) 5.45% (MBIA INS) 3/1/2019	AAA		3,674,686
6,000,000		Texas Water Development Board, State Revolving Fund, Sr. Lien Revenue Bonds, 5.80% (Original Issue Yield: 5.90%) 7/15/2002	AAA		6,131,340

		TOTAL			14,027,301

		Virginia--1.2%
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project) 6/15/2008	A-		2,089,600

		Washington--8.5%
1,020,000		Seattle, WA, LT GO Refunding Bonds, 6.00% (Original Issue Yield: 6.10%) 3/1/2002	AA+		1,039,502
1,500,000		Tacoma, WA, Sewer Authority, Revenue Refunding Bonds (Series B) 5.70% (FGIC INS)/(Original Issue Yield: 5.85%) 12/1/2005	AAA		1,572,480
2,335,000		Washington Health Care Facilities Authority, Revenue Bonds, 5.25% (Highline Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 5.30%) 8/15/2017	AA		2,191,187
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996) 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%) 12/1/2010	AAA		4,620,645
3,000,000		Washington State Public Power Supply System, Refunding & Revenue Bonds (Series B) 5.70% (Nuclear Project No. 3)/(Original Issue Yield: 5.793%) 7/1/2010	AA-		3,093,030
2,000,000		Washington State Public Power Supply System, Refunding & Revenue Bonds (Series 1997A) 6.00% (Nuclear Project No. 2) 7/1/2007	AAA		2,143,960

		TOTAL			14,660,804

		Wisconsin--1.8%
3,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series 2000A) 6.00%, 7/1/2011	AA-		3,178,800

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $164,508,680)			166,400,399

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.7%[2]
		Idaho--0.5%
$800,000		Boise, ID, Industrial Development Corp., Multi-Mode Variable Rate IDRBs (Series 1998) Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		$800,000

		Michigan--0.6%
1,100,000		Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series 1999) Weekly VRDNs (J. G. Kern Enterprises, Inc.)/(Michigan National Bank, Farmington Hills LOC)	NR		1,100,000

		Texas--0.6%
1,000,000		North Central Texas HFDC (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(Nationsbank of Texas, N.A. SA)	VMIGI		1,000,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,900,000

		TOTAL INVESTMENTS (IDENTIFIED COST $167,408,680)[4]			$169,300,399

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At November 30, 2000, 13.3% of the total investments at market value were subject to alternative minimum tax.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At November 30, 2000, these securities amounted to $912,463, which represents 0.5% of net assets.

4 The cost of investments for federal tax purposes amounts to $167,408,680. The net unrealized appreciation of investments on a federal tax basis amounts to $1,891,719, which is comprised of $3,948,087 appreciation and $2,056,368 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($171,791,053) at November 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facilities Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified cost $167,408,680)		$169,300,399
Income receivable		2,627,236
Receivable for investments sold		495,219
Receivable for shares sold		1,108,000

TOTAL ASSETS		173,530,854

Liabilities:
Income distribution payable	$699,726
Accrued expenses	24,895
Payable to bank	1,015,180

TOTAL LIABILITIES		1,739,801

Net assets for 16,896,074 shares outstanding		$171,791,053

Net Assets Consist of:
Paid in capital		$176,854,334
Net unrealized appreciation of investments and futures contracts		1,891,719
Accumulated net realized loss on investments and futures contracts		(6,955,000)

TOTAL NET ASSETS		$171,791,053

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$171,791,053 ÷ 16,896,074 shares outstanding		$10.17

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2000 (unaudited)

Investment Income:
Interest			$4,948,817

Expenses:
Investment adviser fee		$357,008
Administrative personnel and services fee		62,671
Custodian fees		9,427
Transfer and dividend disbursing agent fees and expenses		26,371
Directors'/Trustees' fees		6,605
Auditing fees		14,763
Legal fees		1,983
Portfolio accounting fees		28,184
Shareholder services fee		223,130
Share registration costs		9,749
Printing and postage		7,494
Insurance premiums		770
Taxes		33
Miscellaneous		2,423

TOTAL EXPENSES		750,611

Waivers:
Waiver of investment adviser fee	$(45,520)
Waiver of shareholder services fee	(169,579)

TOTAL WAIVERS		(215,099)

Net expenses			535,512

Net investment income			4,413,305

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(218,175)
Net realized loss on futures contracts			(299,350)
Net change in unrealized appreciation of investments and futures contracts			5,835,034

Net realized and unrealized gain on investments and futures contracts			5,317,509

Change in net assets resulting from operations			$9,730,814

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2000	Year Ended 5/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,413,305	$10,062,527
Net realized loss on investments and futures contracts	(517,525)	(5,870,601)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	5,835,034	(8,537,428)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,730,814	(4,345,502)

Distributions to Shareholders:
Distributions from net investment income	(4,413,305)	(10,062,527)

Share Transactions:
Proceeds from sale of shares	25,353,246	92,033,521
Net asset value of shares issued to shareholders in payment of distributions declared	1,009,457	2,606,442
Cost of shares redeemed	(41,180,597)	(142,308,418)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,817,894)	(47,668,455)

Change in net assets	(9,500,385)	(62,076,484)

Net Assets:
Beginning of period	181,291,438	243,367,922

End of period	$171,791,053	$181,291,438

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.87	$10.56	$10.69	$10.50	$10.41	$10.55
Income From Investment Operations:
Net investment income	0.25	0.49	0.51	0.53	0.53	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	0.30	(0.69)	(0.13)	0.19	0.09	(0.14)

TOTAL FROM INVESTMENT OPERATIONS	0.55	(0.20)	0.38	0.72	0.62	0.39

Less Distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.51)	(0.53)	(0.53)	(0.53)

Net Asset Value, End of Period	$10.17	$ 9.87	$10.56	$10.69	$10.50	$10.41

Total Return[2]	5.61%	(1.89%)	3.59%	6.98%	6.11%	3.78%

Ratios to Average Net Assets:

Expenses	0.60%[3]	0.58%	0.57%	0.57%	0.57%	0.57%

Net investment income	4.94%[3]	4.88%	4.76%	4.97%	5.09%	5.05%

Expense waiver/reimbursement[4]	0.24%[3]	0.25%	0.25%	0.25%	0.26%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$171,791	$181,291	$243,368	$224,582	$232,506	$218,398

Portfolio turnover	7%	43%	34%	35%	33%	19%

1 For the year ended May 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000 (unaudited)

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio, Federated Intermediate Municipal Trust (the "Fund"). The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At May 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $4,824,383, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 566,874

2008	$4,257,509

Additionally, net capital losses of $1,687,412 attributable to security transactions incurred after October 31, 1999, are treated as arising on June 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended November 30, 2000, the Fund had realized losses on future contracts of $299,350. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2000, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under the criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 11/30/2000	Year Ended 5/31/2000
Shares sold	2,509,196	9,096,203
Shares issued to shareholders in payment of distributions declared	99,737	258,403
Shares redeemed	(4,073,136)	(14,048,028)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,464,203)	(4,693,422)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $57,216,862 and $56,258,965, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended November 30, 2000, were as follows:

Purchases	$11,438,532

Sales	$26,234,396

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notices of its intent to "household" as least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 458810108

8010413 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.